Net income/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2022
Net income/(loss) per share
Schedule of computation of basic and diluted net loss per share

	For the year ended December 31,
	2020	2021	2022
	US$	US$	US$
Numerator:
Net income/(loss) for discontinued operations	21,241	22,929	(29,712)
Denominator:
Weighted average ordinary shares outstanding
—basic	319,553,690	328,484,502	335,640,275
—diluted	319,553,690	328,484,502	335,640,275
Basic net income/(loss) per share attributable to ordinary shareholders	0.07	0.07	(0.09)
Diluted net income/(loss) per share attributable to ordinary shareholders	0.07	0.07	(0.09)
Basic net income/(loss) per ADS* attributable to ordinary shareholders	3.99	4.19	(5.31)
Diluted net income/(loss) per ADS* attributable to ordinary shareholders	3.99	4.19	(5.31)
Numerator:
Net loss for continuing operations	—	(4,191)	(12,844)
Denominator:
Weighted average ordinary shares outstanding
—basic	319,553,690	328,484,502	335,640,275
—diluted	319,553,690	328,484,502	335,640,275
Basic net income/(loss) per share attributable to ordinary shareholders	—	(0.01)	(0.04)
Diluted net income/(loss) per share attributable to ordinary shareholders	—	(0.01)	(0.04)
Basic net income/(loss) per ADS* attributable to ordinary shareholders	—	(0.77)	(2.30)
Diluted net income/(loss) per ADS* attributable to ordinary shareholders	—	(0.77)	(2.30)

*In December 2022, the Company changed the ratio of American depositary shares (“ADSs”) to Class A ordinary shares (the “ADS Ratio”) from one ADS representing fifteen Class A ordinary shares to one ADS representing sixty Class A ordinary shares.